Operating Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Lease [Abstract]
Operating lease payments	¥ 172	¥ 0
Operating lease expenses	¥ 259	¥ 0